Operations By Geographic Areas (Tables)	12 Months Ended
Sep. 30, 2011
Operations By Geographic Areas
Schedule Of Operations By Geographic Areas

	Fiscal	Fiscal	Fiscal
	2011	2010	2009
REVENUES:
North & South America	$45,242	$10,065	$19,055
Southeast Asia & India	187,717	188,180	162,888
Mediterranean & Black Sea	28,486	46,622	169,828
Africa	183,946	271,583	89,601
Australia	199,685	134,112	145,135

TOTAL REVENUES	$645,076	$650,562	$586,507

OPERATING INCOME (EXPENSE):
North & South America	$(30,392)	$(12,204)	$48,535
Southeast Asia & India	129,799	132,192	42,025
Mediterranean & Black Sea	15,385	15,931	141,133
Africa	116,581	154,298	14,301
Australia	96,724	72,743	84,087
Corporate general and administrative expenses	563	(40,620)	(31,639)

TOTAL OPERATING INCOME (EXPENSE)	$328,660	$322,340	$298,442

TOTAL ASSETS:
North & South America	$292,808	$90,496	$61,982
Southeast Asia & India	904,581	974,050	750,141
Mediterranean & Black Sea	12,114	239,017	225,332
Africa	303,595	230,677	238,700
Australia	813,554	154,055	192,330
Other	48,739	36,145	40,917

TOTAL ASSETS	$2,375,391	$1,724,440	$1,509,402